Loans held for sale	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Loans held for sale	Loans held for sale:
Loans held for sale are recorded at fair value, and consist primarily of residential mortgage loans originated to be sold in the secondary market. During the year ended December 31, 2020, the Company acquired a portfolio of commercial loans, including shared national credits and institutional healthcare loans, as part of the Franklin transaction that the Company elected to account for as held for sale. As such, these loans are excluded from the allowance for credit losses. Instead, the loans are recorded at fair value with subsequent changes to fair value recognized in earnings. During the year ended December 31, 2020, the Company recorded gains of $3,228 in other noninterest income related to changes in fair value of this portfolio. The following table summarizes loans held for sale, at fair value, as of the periods presented:

	December 31,	December 31,
	2020	2019
Commercial and industrial	$215,403	$—
Residential real estate:
1-4 family mortgage	683,770	262,518
Total loans held for sale, at fair value	$899,173	$262,518